AZL MFS Investors Trust Fund
AZL® MFS INVESTORS TRUST FUND
Investment Objective
The Fund seeks capital appreciation.
Fees and Expenses Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is offered exclusively as an investment option for certain Contracts. The table below reflects only Fund expenses and does not reflect Contract fees and expenses. If Contract fees and expenses were included, the fees and expenses in the following table would be higher. Please refer to the Contract prospectus for a description of those fees and expenses.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	AZL MFS Investors Trust Fund AZL MFS Investors Trust Fund
Management Fee	0.75%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.05%
Total Annual Fund Operating Expenses	1.05%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same, and that you reinvest all dividends and distributions. It does not reflect any Contract fees. If Contract fees were included, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
AZL MFS Investors Trust Fund | AZL MFS Investors Trust Fund | USD ($)	107	334	579	1,283

Expense Example, No Redemption	1 Year	3 Years	5 Years	10 Years
AZL MFS Investors Trust Fund | AZL MFS Investors Trust Fund | USD ($)	107	334	579	1,283

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 17% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies of the Fund
Massachusetts Financial Services Company ("MFS"), the Fund's subadviser, normally invests the Fund's assets primarily in equity securities. Equity securities include common stocks, preferred stocks, securities convertible into stocks, and depositary receipts for such securities.

In selecting investments for the Fund, MFS is not constrained to any particular investment style. MFS may invest the Fund's assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies), in the stocks of companies it believes are undervalued compared to their perceived worth (value companies), or in a combination of growth and value companies.

While MFS may invest the Fund's assets in companies of any size, MFS primarily invests in companies with large capitalizations.

MFS may invest the Fund's assets in foreign securities.

MFS uses a bottom-up investment approach to buying and selling investments for the Fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer's earnings, cash flows, competitive position, and management ability. Quantitative models that systematically evaluate an issuer's valuation, price and earnings momentum, earnings quality, and other factors may also be considered.
Principal Risks of Investing in the Fund
The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.

The following is a summary of the principal risks to which the Fund's portfolio as a whole is subject. As changes occur in a Fund's portfolio holdings, the extent to which the portfolio is subject to each of these risks may also change.
  Market Risk – The market value of portfolio securities may go up or down, sometimes rapidly and unpredictably.
  Growth Stocks Risk – Returns on growth stocks may not move in tandem with returns on other categories of stocks or the market as a whole. Growth stocks may be susceptible to rapid price swings or to adverse developments in certain sectors of the market.
  Value Stocks Risk – Value investing emphasizes stocks of undervalued companies whose characteristics may lead to improved valuations. Value stocks may lose favor with investors, or their valuations may not improve as anticipated.
  Issuer Risk – The value of a security may decline for a number of reasons directly related to the issuer of the security.
  Selection Risk – Because this Fund is actively managed, there can be no guarantee that investment decisions made for the fund will produce the desired results.
  Foreign Risk – Investing in the securities of non-U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies.
  Currency Risk – Investing in securities that trade in and receive revenues in foreign currencies creates risk because foreign currencies may decline relative to the U.S. dollar, resulting in a potential loss to the Fund. In the case of hedging positions, the U.S. dollar may decline in value relative to the currency that has been hedged.
  Liquidity Risk – An investment that is difficult to purchase or sell may have an adverse effect on the Fund's returns.
  Convertible Securities Risk – The value of convertible securities may be affected by interest rates, default by the issuer on principal or interest payments, and the value of the underlying stock into which the securities may be converted.
  Depositary Receipt Risk – Depositary receipts involve many of the same risks as those associated with direct investment in foreign securities.

Performance Information
The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns for one year, five years, and ten years compare with those of a broad-based measure of market performance.

Both the bar chart and the table assume reinvestment of dividends and distributions.

The performance of the Fund will vary from year to year. The Fund's performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.
Performance Bar Chart and Table Calendar Year Return Total Annual Return %

Highest and Lowest Quarter Returns (for periods shown in the bar chart) Highest (Q2, 2009) 21.27% Lowest (Q4, 2008) -25.31%
Average Annual Total Returns
Average Annual Total Returns - AZL MFS Investors Trust Fund		One Year Ended December 31, 2015	Five Years Ended December 31, 2015	Ten Years Ended December 31, 2015

AZL MFS Investors Trust Fund		none	11.16%	7.90%
S&P 500 Index	[1]	1.38%	12.57%	7.31%
[1]	Reflects no deduction for fees, expenses, or taxes.